Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Other investments	$ 150	$ 145
Assets, total fair value	236	205
Liabilities
Liabilities, total fair value	(244)	(218)
Energy contracts subject to regulatory deferral
Assets
Assets	63	49
Liabilities
Liabilities	(197)	(209)
Energy contracts not subject to regulatory deferral
Assets
Assets	7	6
Liabilities
Liabilities	(2)	(3)
Total return swaps and interest rate contracts
Assets
Assets	16
Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Liabilities	(45)
Foreign exchange contracts
Assets
Assets		5
Total return and cross-currency interest rate swaps
Liabilities
Liabilities		(6)
Level 1
Assets
Other investments	150	145
Assets, total fair value	150	145
Liabilities
Liabilities, total fair value	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Total return swaps and interest rate contracts
Assets
Assets	0
Level 1 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Liabilities	0
Level 1 | Foreign exchange contracts
Assets
Assets		0
Level 1 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities		0
Level 2
Assets
Other investments	0	0
Assets, total fair value	86	60
Liabilities
Liabilities, total fair value	(244)	(218)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	63	49
Liabilities
Liabilities	(197)	(209)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	7	6
Liabilities
Liabilities	(2)	(3)
Level 2 | Total return swaps and interest rate contracts
Assets
Assets	16
Level 2 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Liabilities	(45)
Level 2 | Foreign exchange contracts
Assets
Assets		5
Level 2 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities		(6)
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Total return swaps and interest rate contracts
Assets
Assets	0
Level 3 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Liabilities	$ 0
Level 3 | Foreign exchange contracts
Assets
Assets		0
Level 3 | Total return and cross-currency interest rate swaps
Liabilities
Liabilities		$ 0